TYPE 13F-HR
PERIOD 03/31/04
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 13, 2004

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$ 1,870,251


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALLSTATE CORPORATION            Com 020002101     $50,445 1,109,650 SH   Sole            705,050       404,600
ALTRIA GROUP INC                Com 02209S103     $50,706   931,246 SH   Sole            573,038       358,208
AMERICAN ELECTRIC POWER         Com 025537101      $7,578   230,200 SH   Sole            127,900       102,300
AMERICAN EXPRESS                Com 025816109      $7,298   140,750 SH   Sole             91,350        49,400
AT&T CORP  NEW                  Com 001957505     $72,733 3,716,560 SH   Sole          2,438,315     1,278,245
BANK OF AMERICA CORP            Com 060505104     $48,066   593,550 SH   Sole            377,050       216,500
BANK ONE CORP                   Com 06423A103      $8,391   153,900 SH   Sole             85,100        68,800
BRISTOL-MYERS SQUIBB            Com 110122108     $40,628 1,676,750 SH   Sole          1,066,150       610,600
BURLINGTON NORTHERN             Com 12189T104     $39,666 1,259,250 SH   Sole            819,250       440,000
CAMPBELL SOUP CO                Com 134429109      $7,287   267,200 SH   Sole            149,000       118,200
CIGNA                           Com 125509109     $79,159 1,341,225 SH   Sole            860,925       480,300
CITIGROUP INC                   Com 172967101     $87,755 1,697,395 SH   Sole          1,102,285       595,110
DOW CHEMICAL                    Com 260543103      $6,896   171,200 SH   Sole             95,600        75,600
DUPONT                          Com 263534109     $40,958   970,106 SH   Sole            651,886       318,220
EASTMAN KODAK                   Com 277461109     $41,598 1,589,520 SH   Sole          1,032,715       556,805
ENTERGY CORP NEW                Com 29364G103      $7,461   125,400 SH   Sole             69,800        55,600
EXELON CORP                     Com 30161N101      $7,421   107,762 SH   Sole             59,925        47,837
EXXON MOBIL CORP.               Com 30231G102     $94,047 2,261,292 SH   Sole          1,450,704       810,588
FORD MTR CO DEL                 Com 345370860     $19,520 1,438,489 SH   Sole            894,067       544,422
GENERAL DYNAMICS CORP           Com 369550108     $39,455   441,675 SH   Sole            288,075       153,600
GENERAL ELECTRIC                Com 369604103     $77,796 2,549,025 SH   Sole          1,666,050       882,975
GENERAL MTRS CORP               Com 370442105     $56,899 1,208,040 SH   Sole            795,335       412,705
GOLDMAN SACHS GROUP             Com 38141G104     $73,893   708,125 SH   Sole            459,525       248,600
HEINZ                           Com 423074103      $7,313   196,100 SH   Sole            109,200        86,900
HOME DEPOT INC                  Com 437076102     $31,000   829,765 SH   Sole            538,975       290,790
HONEYWELL INTL INC              Com 438516106      $7,149   211,200 SH   Sole            118,000        93,200
INTERNATIONAL PAPER             Com 460146103      $6,947   164,388 SH   Sole             92,000        72,388
J P MORGAN CHASE & CO.          Com 46625H100     $99,100 2,362,343 SH   Sole          1,519,250       843,093
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $31,447   379,475 SH   Sole            246,175       133,300
LIMITED BRANDS INC              Com 532716107     $60,639 3,031,975 SH   Sole          1,934,475     1,097,500
MAY DEPARTMENT STORES           Com 577778103     $16,585   479,600 SH   Sole            288,900       190,700
MERCK & CO. INC.                Com 589331107     $86,091 1,948,204 SH   Sole          1,250,089       698,115
MERRILL LYNCH & CO INC          Com 590188108     $57,230   960,875 SH   Sole            623,575       337,300
MORGAN STANLEY  NEW             Com 617446448     $69,205 1,207,775 SH   Sole            783,875       423,900
NORFOLK SOUTHERN                Com 655844108     $38,041 1,722,075 SH   Sole          1,119,475       602,600
RADIOSHACK CORP                 Com 750438103     $61,134 1,843,600 SH   Sole          1,198,600       645,000
RAYTHEON CO  NEW                Com 755111507      $7,500   239,300 SH   Sole            135,200       104,100
SARA LEE CORP                   Com 803111103      $7,124   325,900 SH   Sole            181,400       144,500
SBC COMMUNICATIONS INC          Com 78387G103     $85,233 3,473,213 SH   Sole          2,235,983     1,237,230
SEARS ROEBUCK & CO.             Com 812387108     $14,958   348,175 SH   Sole            226,175       122,000
SOUTHERN CO.                    Com 842587107     $48,274 1,582,766 SH   Sole          1,007,075       575,691
UNITED TECHNOLOGIES             Com 913017109     $26,325   305,045 SH   Sole            198,975       106,070
US BANCORP DEL  NEW             Com 902973304     $33,829 1,223,454 SH   Sole            772,395       451,059
VERIZON COMMUNICATIONS          Com 92343V104     $49,873 1,364,900 SH   Sole            868,300       496,600
WELLS FARGO & CO NEW            Com 949746101     $52,472   925,925 SH   Sole            589,825       336,100
WEYERHAEUSER CORP.              Com 962166104      $7,126   108,800 SH   Sole             61,100        47,700
                         TOTAL                 $1,870,251


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